LIBERTY HIGH YIELD MUNICIPAL FUND                              SEMIANNUAL REPORT


MAY 31, 2000


[PHOTO]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom--however you define it.

Volatility was the watchword for the municipal markets during the past six months. Early in the period, interest rates were rising. Yields on most bonds followed suit, and as they rose, bond prices fell. The higher rates and yields were prompted by Federal Reserve actions, as the Fed attempted to cool the economy. Concerned that robust economic growth could ignite higher levels of inflation, the Fed raised key short-term lending rates by 0.25% in both February and March 2000.

Later, the municipal markets rallied. Although the Fed once again raised short-term interest rates in May -- this time by 0.50% -- investors viewed it as a positive move. Convinced that the central bankers were quite determined to keep the economy and inflation from overheating, investors took some pressure off municipal bond yields and prices recovered to some extent. In the end, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, finished ahead by 1.02% for the period. However, high-yield municipal bonds did not fare as well as the longer maturity investment-grade securities on which the index focuses. Although steps were taken to mitigate the impact of rising rates, the Fund's performance was affected by the general market volatility.

Despite the challenges facing investors, we believe the Fed's efforts to slow the economy will eventually succeed. In the past, it has taken about one year before interest rate increases have had a measurable impact. After ten months of short-term interest rate increases, we would not be surprised to see the economy start to slow in the second half of 2000.

In the pages that follow, fund manager Maureen G. Newman will provide you with more specific information about the Fund's performance and investment strategies. For more information, please contact your financial advisor or visit us on the Internet at www.libertyfunds.com. As always, we thank you for choosing Liberty High Yield Municipal Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/Stephen E. Gibson

Stephen E. Gibson
President
July 17, 2000


--------------------------------
NOT FDIC   |     MAY LOSE VALUE
INSURED    |   NO BANK GUARANTEE
--------------------------------

HIGHLIGHTS

-        BOND MARKET BEGINNING TO PICK UP.

         The bond market may be in the beginning stages of a recovery, after a difficult year in 1999. Federal Reserve Board efforts to slow the economy seem to be having some success, and the bond market consequently saw several strong periods during the last six months.

-        MUNICIPALS LAGGED BEHIND TREASURY BONDS.

         Because they are more liquid than municipal bonds, Treasury bonds tend to respond more quickly both in bond rallies and in downturns of the bond market. This held true during the period, as Treasurys outperformed municipals when the bond market was strong, but fell behind municipals as the bond market declined.


SIX-MONTH CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 5/31/00

                    Without     With
                    sales       sales
                    charge      charge
---------------------------------------
Class A            (1.61)%      (6.28)%
---------------------------------------
Class B            (1.98)%      (6.76)%
---------------------------------------
Class C(1)         (1.91)%      (2.86)%
---------------------------------------


         (1) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

         The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares and the maximum contingent deferred sales charge (CDSC) of 5% and 1% respectively, for Class B and C shares.

Net asset value per share as of 5/31/00

Class A              $   9.16
-----------------------------
Class B              $   9.16
-----------------------------
Class C              $   9.16
-----------------------------



Distributions declared from 12/01/99 to 5/31/00(2)

Class A                 $.275
-----------------------------
Class B                 $.240
-----------------------------
Class C                 $.247
-----------------------------

(2) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

                           PORTFOLIO MANAGER'S REPORT

SEC YIELDS ON 5/31/00

Class A           5.87%
-----------------------
Class B           5.39%
-----------------------
Class C           5.53%
-----------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 5.38% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 5/31/00

Class A           9.72%
-----------------------
Class B           8.92%
-----------------------
Class C           9.16%
-----------------------


Taxable-equivalent SEC yields are based on the maximum effective 39.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

BOUGHT

CITY OF CARLTON, MN (INTER-FAITH SOCIAL SERVICES, INC.) (0.32% of net assets) is replacing an existing nursing home with a new facility, and adding an assisted living wing. The new construction is expected to fill quickly based on current demand and the strong reputation of the facility. Sponsored by six churches in and around Carlton, this group has been serving the community since 1967.

FUND PERFORMANCE LIMITED BY SEVERAL FACTORS

The Fund's performance reflects the difficulties of the bond market in general. For the six-month period ended May 31, 2000, the Fund's Class A shares had a total return of negative 1.61% without a sales charge. The Fund underperformed the Lehman Brothers Municipal Bond Index, which returned 1.02% for the period. However, the Index is a broad-based industry benchmark which focuses mainly on higher quality investment-grade bonds, while the Fund invests mainly in lower-rated bonds.

The high-yield bond market saw widening spreads during the period, which means that investors sought increasingly higher yields in return for the added risk associated with high-yield bonds. In particular, the finances of hospitals suffered during the period due to cutbacks in government reimbursement programs. As a result, the prices of their bonds suffered as well.

STRATEGY REMAINS UNCHANGED DURING UNCERTAIN TIMES

The Fund invests a large portion of its assets in small, non-rated municipal issues. With the help of our dedicated credit research team, we were able to identify numerous strong non-rated bonds with excellent yield potential. We diversify the holdings in the Fund by industry as well as geographically to reduce risk.

While the Fund seeks a high level of income, it is also managed for total return. This means that while seeking a reasonably high level of income, we also attempt to preserve the principal value of your investment.

PROBLEM HOLDINGS BEING DEALT WITH

We experienced unexpected problems with one of our long-time holdings during this period. Management difficulties and changes in operations at a septage treatment plant caused cash flow shortfalls at the company, which led to a significant drop in the value of this asset. We are actively working toward a resolution with consultants and members of management. In addition, several problem holdings discussed in previous reports were eliminated from the portfolio during this period. Fees and other costs associated with the final sales also had a negative effect on the Fund's net asset value.

WALKING AN ECONOMIC TIGHTROPE

In the months to come, we anticipate stronger performance in the bond market. We believe the Fed's efforts to rein in the economy will be successful, and that long-term interest rates will continue to decline. However, there are still strong indications that things could go either way. Consumer confidence and spending remain very high. Workers continue to demand higher wages. The prices of oil and other commodities continue to rise. Any of these could trigger higher inflation, which would have a negative impact on the bond market.

In response to these uncertainties, we are structuring the Fund to perform well in a strong bond market, but we are also taking steps to cushion the effects of a declining market. The Fund's core holdings are aggressive bonds with longer maturities, which should take advantage of the bond market rally we anticipate. However, we are attempting to reduce the possible effects of higher inflation by employing a short-term hedging strategy using futures. In addition, we are actively increasing the Fund's diversification. In doing so, we have expanded the Fund's holdings in the multi-family housing sector, which is currently very attractive.

/s/ Maureen G. Newman

Maureen G. Newman

Maureen G. Newman is portfolio manager of Liberty High Yield Municipal Fund and a senior vice president of Colonial Management Associates, Inc. (CMA).

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.


QUALITY BREAKDOWN AS OF 5/31/00

AAA                         8.5%
--------------------------------
AA                          3.1%
--------------------------------
A                           0.2%
--------------------------------
BBB                        19.1%
--------------------------------
BB                          2.6%
--------------------------------
CC                          1.3%
--------------------------------
Non-rated                  60.9%
--------------------------------
Cash equivalents            4.3%
--------------------------------


TOP FIVE INDUSTRY SECTORS AS OF
5/31/00

Hospital                  12.98%
--------------------------------
Multi-Family               9.41%
--------------------------------
Nursing                    9.21%
--------------------------------
Assisted Living            8.29%
--------------------------------
Airport                    5.32%
--------------------------------

MATURITY BREAKDOWN

0-1 year                    0.6%
--------------------------------
1-3 years                   0.9%
--------------------------------
3-5 years                   1.5%
--------------------------------
5-7 years                   3.4%
--------------------------------
7-10 years                  2.8%
--------------------------------
10-15 years                10.6%
--------------------------------
15-20 years                24.5%
--------------------------------
20-25 years                23.4%
--------------------------------
25+ years                  28.0%
--------------------------------
Cash equivalents            4.3%
--------------------------------

         Quality, sector and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Services, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refunding, mandatory puts and other conditions that affect a bond's maturity.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality, sector and maturity breakdowns in the future.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/00

Share Class                                     A                                  B                                  C
Inception Date                                9/1/94                             6/8/92                             8/1/97
------------------------------------------------------------------------------------------------------------------------------------
                                     w/o sales       with sales        w/o sales       with sales       w/o sales         with sales
                                      charge           charge           charge           charge           charge            charge
------------------------------------------------------------------------------------------------------------------------------------
Six months
(cumulative)                          (1.61)%          (6.28)%           (1.98)%          (6.76)%           (1.91)%          (2.86)%
------------------------------------------------------------------------------------------------------------------------------------
One year                              (6.17)           (10.62)           (6.87)           (11.31)           (6.73)           (7.62)
------------------------------------------------------------------------------------------------------------------------------------
Five years                             4.23             3.23              3.45             3.13              3.54             3.54
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund                           5.05             4.41              4.48             4.48              4.54             4.54
------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

Share Class                                      A                                B                                  C
------------------------------------------------------------------------------------------------------------------------------------
                                     w/o sales       with sales        w/o sales       with sales       w/o sales         with sales
                                      charge           charge           charge           charge           charge            charge
------------------------------------------------------------------------------------------------------------------------------------
Six months
(cumulative)                           (2.31)%          (6.95)%          (2.68)%          (7.42)%           (2.60)%          (3.55)%
------------------------------------------------------------------------------------------------------------------------------------
One year                               (5.24)           (9.74)           (5.96)           (10.44)           (5.81)           (6.71)
------------------------------------------------------------------------------------------------------------------------------------
Five years                              5.07             4.05             4.28             3.96              4.36             4.36
------------------------------------------------------------------------------------------------------------------------------------
Life of Fund                            5.31             4.66             4.75             4.75              4.81             4.81
------------------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A and C share (newer class shares) performance information includes returns of the Fund's Class B shares (the oldest existing fund class) for periods prior to the inception dates of the newer classes of shares. The Class B share returns are not restated to reflect any expense differential (such as Rule 12b-1 fees) between Class B shares and newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be higher for Class A and the same for Class C.

INVESTMENT PORTFOLIO

May 31, 2000 (Unaudited, in thousands)

MUNICIPAL BONDS - 95.0%                                       PAR         VALUE
--------------------------------------------------------------------------------
EDUCATION - 2.8%
EDUCATION - 2.1%
CA Statewide Communities Development
         Authority, Crossroads School for
         Arts & Sciences,
         Series 1998,
                  6.000% 8/1/28 (a)(b)                       $1,180       $1,079

MA State Industrial Finance Agency,
         St. John's High School,
         Series 1998,
                  5.350% 6/1/28                                 400          326
MI Southfield Economic Development
         Corp., Lawrence University,
         Series 1998 A,
                  5.400% 2/1/18                                 750          639
OR State Health, Housing, Educational &
         Cultural Facilities Authority,
         Linfield College,
         Series 2000 A,
                  6.500% 10/1/15                              1,000          989
                                                                          ------
                                                                           3,033
                                                                          ------
STUDENT LOAN - 0.7%
OH Cincinnati Student Loan Funding Corp.,
         Series B,
                  6.750% 1/1/07                               1,075        1,075
                                                                          ------

HEALTHCARE - 29.2%
CONGREGATE CARE RETIREMENT - 4.9%
FL Lee County Industrial Development
         Authority, Shell Point Village Project,
         Series 1999 A,
                  5.500% 11/1/29                                250          189
KY State Economic Development Finance
         Authority, Christian Church Homes of
         Kentucky, Inc.,
         Series 1998,
                  5.500% 11/15/30                               530          398
MA Boston Industrial Development
         Finance Authority, Springhouse, Inc.,
         Series 1988,
                  5.875% 7/1/20                                 500          403
MA State Development Finance Agency,
         Series 1999 A,
                  5.625% 7/1/15                                 250          208
MI State Strategic Fund, Holland Home,
         Series 1998,
                  5.750% 11/15/28                               400          302
MN Columbia Heights, Crest View Corp.,
         Series 1998,
                  6.000% 3/1/33                                 740          600
NH State Higher Educational & Health
         Facilities Authority,
         Rivermead at Peterborough,
         Series 1998:
                  5.625% 7/1/18                                 500          402
                  5.750% 7/1/28                                 665          525

PA Philadelphia Authority for Industrial
         Development, Baptist Home of
         Philadelphia, Series 1998 A:
                  5.500% 11/15/18                               530          408
                  5.600% 11/15/28                               860          627

TN Metropolitan Government, Nashville
         and Davidson County, Blakeford at
         Green Hills,
         Series 1998,
                  5.650% 7/1/24                                 575          431

TX Abilene Health Facilities Development
         Corp., Sears Methodist Retirement
         Obligation Group:
         Series 1998 A,
                  5.900% 11/15/25                             1,000          775
         Series 1999,
                  5.875% 11/15/18                               500          401

WI State Health & Educational
         Facilities Authority:
         Attic Angel Obligated Group,
                  5.750% 11/15/27                               875          681
         Clement Manor,
         Series 1998,
                  5.750% 8/15/24                                450          354
         United Lutheran Program for Aging, Inc.,
                  5.700% 3/1/28                                 750          579
                                                                          ------
                                                                           7,283
                                                                          ------
HEALTH SERVICES - 0.4%
IL State Health Facilities Authority, Midwest
         Physician Group, Ltd.,
         Series 1998,
                  5.500% 11/15/19                                90           70
MA State Development Finance Agency,
         Boston Biomedical Research Institute,
         Series 1999:
                  5.650% 2/1/19                                 120          103
                  5.750% 2/1/29                                 550          460
                                                                          ------
                                                                             633
                                                                          ------
HOSPITALS - 12.9%
AL Alabama Special Care Facilities
         Authority, Montgomery Healthcare,
         Series 1989,
                  11.000% 10/1/19 (c)                           204           10


See notes to investment portfolio.

May 31, 2000 (Unaudited, in thousands)

MUNICIPAL BONDS (CONTINUED)                                   PAR        VALUE
--------------------------------------------------------------------------------
HOSPITALS (CONTINUED)
CO La Junta, Arkansas Valley Regional
         Medical Center,
         Series 1999,
                  6.100% 4/1/24                            $   400       $   338
CO State Health Care Facilities
         Authority, National Jewish Medical &
         Research Center,
         Series 1998,
                  5.375% 1/1/23                                830           632
GA Forsyth County Hospital Authority,
         Georgia Baptist Heathcare System,
         Series 1998,
                  6.000% 10/1/08                             1,000           959
IL Health Facilities Authority, Thorek
         Hospital & Medical Center,
                  5.375% 8/15/28                               500           370
IL Southwestern Illinois Development
         Authority, Anderson Hospital,
         Series 1999,
                  5.375% 8/15/15                               500           404
IN State Health Facilities Financing
         Authority, Riverview Hospital,
         Series 1999,
                  5.500% 8/1/24                                275           219
MI Dickinson County,
         Series 1999,
                  5.800% 11/1/24                               800           615
MI Flint Hospital Building Authority,
         Hurley Medical Center,
         Series 1998 A,
                  5.375% 7/1/20                                625           464
MI State Hospital Finance Authority,
         Detroit Medical Center,
         Series 1998 A,
                  5.250% 8/15/28                               600           419
MN Washington County Housing &
         Redevelopment Authority, Healtheast, Inc.,
         Series 1998,
                  5.250% 11/15/12                            1,250           992
MS State Business Finance Corp.,
         Medical Foundation, Inc.,
         Series 1998,
                  5.625% 7/1/23                              1,150           885
NH State Higher Educational & Health
         Facilities Authority, Littleton Hospital
         Association, Inc.:
                  5.900% 5/1/18                                500           414
                  5.900% 5/1/28                                675           516


OH Belmont County, East Ohio
         Regional Hospital,
         Series 1998,
                  5.700% 1/1/13 (d)                          1,500         1,253
OH Franklin County, Doctors
         OhioHealth Corp.,
         Series 1998 A,
                  5.600% 12/1/28                             1,600         1,133
OH Highland County Joint Township
         Hospital District,
         Series 1999,
                  6.750% 12/1/29                               750           633
OH Miami County, Upper Valley Medical
         Center, Inc.:
         Series 1996 A,
                  6.250% 5/15/16                               500           443
         Series 1996 C,
                  6.250% 5/15/13                               285           261
OH Sandusky County,
         Series 1998,
                  5.150% 1/1/10                                250           222
PA Allegheny County Hospital Development,
         Ohio Valley General Hospital,
         Series 1998 A,
                  5.450% 1/1/28 (d)                          1,550         1,170
PA Pottsville Hospital Authority, Pottsville
         Hospital & Warne Clinic,
         Series 1998,
                  5.625% 7/1/24                              1,000           782
TX Harris County Health Facilities
         Development Authority,
         Series 1999,
                  6.678% 7/1/19                              5,000         4,053
TX Lufkin Health Facilities Development
         Corp., Memorial Health Systems of
         East Texas, Series 1998,
                  5.700% 2/15/28                               750           568
TX Richardson Hospital Authority, Baylor
         Richardson Medical Center,
         Series 1998,
                  5.625% 12/1/28                               800           612
VT State Educational & Health Buildings
         Finance Authority:
         Brattleboro Memorial Hospital,
                  5.375% 3/1/28                                750           558
         Springfield Hospital,
         Series A,
                  7.750% 1/1/13                                235           250
                                                                         -------
                                                                          19,175
                                                                         -------


See notes to investment portfolio.

May 31, 2000 (Unaudited, in thousands)


                                                           PAR      VALUE
--------------------------------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 1.9%
IN State Health Facilities Financing
         Authority, Hoosier Care, Inc.,
         Series 1999 A,
                  7.125% 6/1/34                             $1,095       $   961
PA State Economic Development Financing
         Authority, Northwestern Human
         Services, Inc., Series 1998 A,
                  5.250% 6/1/14                              2,150         1,791
                                                                         -------
                                                                           2,752
                                                                         -------
NURSING HOMES - 9.1%
AK Juneau, St. Ann's Care Center,
         Series 1999,
                  6.875% 12/1/25                               600           535
CO State Health Facilities Authority,
         Volunteers of America Care Facilities, Inc.:
         Series 1998 A:
                  5.450% 7/1/08                                250           227
                  5.750% 7/1/20                                700           568
         Series 1999 A,
                  6.000% 7/1/29                                520           421
DE State Economic Development Authority,
         Churchman Village Project,
         Series A,
                  10.000% 3/1/21                               720           824
DE Sussex County, Healthcare Facility,
         Delaware Health Corporation,
         Series 1994 A,
                  7.600% 1/1/24                                990           885
FL Gadsden County Industrial Development
         Authority, Florida Properties, Inc.,
         Series 1988 A,
                  10.450% 10/1/18                              330           331
IA State Finance Authority, Care
         Initiatives Project:
         Series 1996,
                  9.250% 7/1/25                                500           603
         Series 1998 B:
                  5.750% 7/1/18                                600           482
                  5.750% 7/1/28                              1,475         1,125
IN State Health Facilities Financing
         Authority, Metro Health Indiana, Inc.,
         Series 1998,
                  6.400% 12/1/33                             1,000           821
MA State Development Finance Agency,
         Alliance Health Care Facilities,
         Series 1999,
                  7.100% 7/1/32                              1,000           906
MA State Industrial Finance Agency,
         GF/Massachusetts Inc.,
         Series 1994,
                  8.300% 7/1/23                                940           987
MI Cheboygan County Economic
         Development Corp., Metro Health
         Foundation Project,
         Series 1993,
                  10.000% 11/1/22 (c)                          600           455
MN Carlton Inter-Faith Social Services, Inc.:
         Series 2000,
                  7.500% 4/1/19                                250           238
         Series 2000,
                  7.750% 4/1/29                                250           240
MN Minneapolis, Walker Methodist Senior
         Services Group,
         Series 1998 A,
                  6.000% 11/15/28 (b)                          250           200
MN New Hope, North Ridge Care
         Center, Inc., Series 1999,
                  5.875% 3/1/29                                500           394
MN Sartell, Foundation for Healthcare,
         Series 1999 A,
                  6.625% 9/1/29                              1,000           861
NJ Economic Development Authority
         Geriatric and Medical Service, Inc.,
         Series A,
                  10.500% 5/1/04                                60            59
PA Chester County Industrial Development,
         Pennsylvania Nursing Home, Inc.,
         Series 1989,
                  10.125% 5/1/19 (c)                           434           317
PA Delaware County Authority, Main Line
         and Haverford Nursing, Series 1992,
                  9.000% 8/1/22                                 50            53
PA Lackawanna County Industrial Authority,
         Greenridge Nursing Center,
                  10.500% 12/1/10                              175           181
PA Luzerna County Industrial Development
         Authority, Millville Nursing Center,
                  10.500% 12/1/12                              210           217
TX Kirbyville Health Facilities Development
         Corp., Heartway III Project:
         Series 1997 A,
                  10.000% 3/20/18                              575           512
          Series 1997 B,
                  (e) 3/20/04                                  100            59
WA Kitsap County Housing Authority,
         Martha & Mary Nursing Home,
                  7.100% 2/20/36                             1,000         1,090
                                                                         -------
                                                                          13,591
                                                                         -------

See notes to investment portfolio.

MAY 31, 2000 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS (CONTINUED)                                  PAR          VALUE
--------------------------------------------------------------------------------
HOUSING - 22.1%
ASSISTED LIVING/SENIOR - 8.2%
CA Abag Finance Authority for Nonprofit Corps.,
         Eskaton Gold River Lodge,
         Series 1998:
                  6.375% 11/15/15 (f)                      $   750       $   668
                  6.375% 11/15/28 (g)                          550           465
DE Kent County, Heritage at Dover,
         Series 1999,
                  7.625% 1/1/30                              1,000           941
GA Columbus Housing Authority,
         The Gardens at Calvary, Series 1999,
                  7.000% 11/15/29                            1,000           898
IL Clarendon Hills Residential Facilities,
         Churchill Estate,
         Series 1998 A:
                  6.750% 3/1/24                              1,050           957
                  6.750% 3/1/31                              1,365         1,230
IL State Development Finance Authority,
         Care Institute, Inc.,
                  8.250% 6/1/25                              2,000         2,080
MN Roseville, Care Institute, Inc.,
         Series 1993,
                  7.750% 11/1/23                             1,270         1,133
NC State Medical Care Commission, DePaul
         Community Facilities Project,
         Series 1999,
                  7.625% 11/1/29                               750           712
NY Glen Cove Housing Authority,
                  8.250% 10/1/26                             2,000         2,098
TX Bell County Health Facilities
         Development Corp., Care Institutions, Inc.,
                  9.000% 11/1/24 (d)                         1,000         1,064
                                                                         -------
                                                                          12,246
                                                                         -------
MULTI-FAMILY - 9.3%
DE Wilmington, Electra Arms Senior
         Association Project,
                  6.250% 6/1/28                                990           851
FL Broward County Housing Finance
         Authority, Chaves Lake Apartment Project,
         Series 2000,
                  7.500% 7/1/40                                500           495
FL Clay County Housing Finance
         Authority, Madison Commons Apartments,
         Series 2000 A,
                  7.450% 7/1/40                                500           491
GA Clayton County Housing Authority,
         Magnolia Park Apartments,
         Series 1999 A,
                  6.250% 6/1/30 (d)                            750           673
MN Lakeville, Southfork Apartment Project,
         Series 1989 A,
                  9.875% 2/1/20                                700           692
MN Washington County Housing &
         Redevelopment Authority, Cottages of
         Aspen, Series 1992,
                  9.250% 6/1/22                                485           501
MN White Bear Lake, Birch Lake
         Townhomes Project,
         Series 1989 A,
                  9.750% 7/15/19                               750           764
NC Eastern Carolina Regional Housing
         Authority, New River Apartments-
         Jacksonville, Series 1994,
                  8.250% 9/1/14                              1,310         1,331
Resolution Trust Corp., Pass Through
         Certificates, Series 1993 A,
                  9.250% 12/1/16 (b)                         4,248         4,261
SC State Housing Finance and Development
         Multi-Family Housing Finance Revenue,
         Westbridge Apartments,
         Series A,
                  9.500% 9/1/20                                600           584
TN Franklin Industrial Board, Landings
         Apartment Project, Series 1996 B,
                  8.750% 4/1/27                              1,745         1,797
TX Galveston Health Facilities Center,
         Driftwood Apartments,
                  8.000% 8/1/23 (b)                          1,000           996
VA Alexandria Redevelopment & Housing
         Authority, Courthouse Commons
         Apartments,
         Series 1990 A,
                  10.000% 1/1/21 (b)                           500           455
                                                                         -------
                                                                          13,891
                                                                         -------
SINGLE FAMILY - 4.6%
CO Housing Finance Authority:
         Series D-1,
                  7.375% 6/1/26 (d)                          1,275         1,331
         Series 1997 A-2,
                  7.250% 5/1/27 (d)                            680           717
MO State Housing Development
         Commission, Series C,
                  7.250% 9/1/26                              2,135         2,243

PA State Housing Finance Agency,
         Series 1994 42,
                  6.850% 4/1/25                              2,400         2,491
                                                                         -------
                                                                           6,782
                                                                         -------


See notes to investment portfolio.

May 31, 2000 (Unaudited, in thousands)

                                                              PAR        VALUE
--------------------------------------------------------------------------------
INDUSTRIAL - 8.1%
FOOD PRODUCTS - 3.3%
IN Hammond, American Maize
         Products Co.,
         Series 1994,
                  8.000% 12/1/24                             $2,000       $2,137
LA Port New Orleans Industrial
         Development Continental Grain Co.,
         Series 1993,
                  7.500% 7/1/13                               2,000        1,965
MI State Strategic Fund, Michigan Sugar
         Co., Sebewaing Project,
         Series 1998 A,
                  6.250% 11/1/15                              1,000          866
                                                                          ------
                                                                           4,968
                                                                          ------
FOREST PRODUCTS - 1.6%
GA Rockdale County Development
         Authority, Solid Waste Disposal,
         Visy Paper Inc.,
         Series 1993,
                  7.500% 1/1/26                               1,800        1,834
GA Wayne County Development Authority,
         Solid Waste Disposal, ITT Rayonier Inc.,
         Series 1990,
                  8.000% 7/1/15                                 500          511
                                                                          ------
                                                                           2,345
                                                                          ------
MANUFACTURING - 1.1%
IL Will-Kankakee Regional Development
         Authority, Flanders Corp./Precisionaire
         Project, Series 1997,
                  6.500% 12/15/17                               940          901
MN Brooklyn Park, TL Systems Corp.,
         Series 1991,
                  10.000% 9/1/16                                495          557
NV Dongsung America,
                  6.625% 11/1/10 (c)                            204          163
VA State Small Business Financing Authority,
         Donsung America,
         Series 1998,
                  7.250% 11/1/15                                156           97
                                                                          ------
                                                                           1,718
                                                                          ------
METALS & MINING - 2.1%
MD Baltimore County, Bethlehem Steel
         Corp. Project, Series B,
                  7.500% 6/1/15                               2,000        2,000
NV State Department of Business & Industry,
         Wheeling-Pittsburgh Steel Corp.,
         Series 1999 A,
                  8.000% 9/1/14                                 250          246
VA Greensville County Industrial
         Development Authority, Wheeling Steel,
         Series 1999 A:
                  6.375% 4/1/04                                  70           68
                  7.000% 4/1/14                                 375          338
VA Peninsula Ports Authority, Ziegler
         Coal Project,
         Series 1997,
                  6.900% 5/2/22                                 500          426
                                                                          ------
                                                                           3,078
                                                                          ------

--------------------------------------------------------------------------------
OTHER - 4.1%
OTHER - 0.4%
MD Baltimore, Park Charles Project,
         Series 1986,
                  8.000% 1/1/10                                 515          531
                                                                          ------
REFUNDED/ESCROWED (h) - 3.7%
FL Clearwater Housing Authority,
         Hampton Apartments,
         Series 1994,
                  8.250% 5/1/24                               1,382        1,555
MA State Health & Educational
         Facilities Authority,
         Corporation for Independent Living,
                  8.100% 7/1/18                                 565          622
MA State Industrial Finance Agency,
         Series 1990,
                  9.000% 10/1/20                                895          923
MN Mille Lacs Capital Improvement
         Authority, Mille Lacs Band of Chippewa,
         Series 1992 A,
                  9.250% 11/1/12                                585          649
NC Lincoln County,
         Lincoln County Hospital,
                  9.000% 5/1/07                                 250          277
PA Montgomery County Industrial
         Development Authority, Assisted
         Living Facility, Series 1993 A,
                  8.250% 5/1/23                                 590          640
TN Shelby County, Health, Education,
         & Housing Facilities Board, Open Arms
         Development Center:
         Series 1992 A,
                  9.750% 8/1/19                                 325          410
         Series 1999 C,
                  9.750% 8/1/19                                 320          403
                                                                          ------
                                                                           5,479
                                                                          ------

See notes to investment portfolio.

May 31, 2000 (Unaudited, in thousands)

MUNICIPAL BONDS (CONTINUED)                                  PAR           VALUE
--------------------------------------------------------------------------------
OTHER REVENUE - 3.1%
HOTELS - 1.3%
PA Philadelphia Authority for Industrial
         Development, Doubletree Project,
                  6.500% 10/1/27                            $2,000        $1,883
                                                                          ------
RECREATION - 0.6%
NM Red River Sports Facility,
         Red River Ski Area Project,
         Series 1998,
                  6.450% 6/1/07                                915           868
                                                                          ------
RETAIL - 1.2%
OH Lake County,
         North Madison Properties,
         Series 1993,
                  8.819% 9/1/11 (b)                            545           583
VA Virginia Beach Development
         Authority, SC Diamond Associates, Inc.,
                  8.000% 12/1/10                             1,210         1,261
                                                                          ------
                                                                           1,844
                                                                          ------
RESOURCE RECOVERY - 4.6%
DISPOSAL - 3.0%
CT State Development Authority,
         Sewer Sludge Disposal Facilities,
         Series 1996,
                  8.250% 12/1/06                               840           907
CT State Disposal Facility,
         NETCO Waterbury Ltd.,
         Series 1995,
                  9.375% 6/1/16                              1,300         1,425
MA State Industrial Finance Agency,
         Massachusetts Environmental Services,
         Series 1994 A,
                  8.750% 11/1/21 (c)                           980           490
Peabody Monofill Associates, Inc.,
         Series 1995,
                  9.000% 9/1/05                                765           793
UT Carbon County,
         Laidlaw Environmental,
         Series A,
                  7.450% 7/1/17                              1,000           870
                                                                          ------
                                                                           4,485
                                                                          ------
RESOURCE RECOVERY - 1.6%
MA State Industrial Finance Agency,
         Ogden Hill Project,
         Series 1998 A,
                  5.500% 12/1/13                               500           442
PA Delaware County Industrial
         Development Authority,
         Series A,
                  6.200% 7/1/19                              2,225         1,947
                                                                          ------
                                                                           2,389
                                                                          ------
TAX-BACKED - 4.9%
SPECIAL NON-PROPERTY TAX - 0.6%
IL State Development Finance Authority,
         City of Marion Project,
         Series 1991,
                  9.625% 9/15/21                             1,145           859
                                                                          ------
SPECIAL PROPERTY TAX - 4.3%
CA Carson,
         Series 1992,
                  7.375% 9/2/22                                920           948
CA Orange County Community Facilities
         District, Ladera Ranch,
         Series 1999 A,
                  6.700% 8/15/29                               300           294
CA Pleasanton Joint Powers Financing
         Reassessment Subordinated Revenue,
         Series 1993-B,
                  6.750% 9/2/17                              1,740         1,779
CA Poway Community Facilities District,
         No. 88-1 Parkway Business Center,
         Series 1998,
                  6.750% 8/15/15                               575           587
FL Lexington Oaks Community
         Development District:
         Series 1998 A,
                  6.125% 5/1/19                                290           268
         Series 1998 B,
                  5.500% 5/1/05                                520           501
         Series 2000 A,
                  7.200% 5/1/30                                100            99
         Series 2000 D,
                  6.700% 5/1/07                                150           149
FL Northern Palm Beach County
         Improvement District,
         Series 1999,
                  5.900% 8/1/19                                500           452
FL Orlando, Conroy Road
         Interchange Project,
         Series 1998 A:
                  5.500% 5/1/10                                125           117
                  5.800% 5/1/26                                500           430

See notes to investment portfolio.

May 31, 2000 (Unaudited, in thousands)



                                                              PAR        VALUE
--------------------------------------------------------------------------------
FL Stoneybrook Community
         Development District,
         Series 1998 B,
                  5.700% 5/1/08                           $    855      $    814
                                                                        --------
                                                                           6,438
                                                                        --------
TRANSPORTATION - 6.0%
AIR TRANSPORTATION - 0.3%
PA Philadelphia Authority for Industrial
         Development, Aero Philadelphia,
         Series 1999,
                  5.250% 1/1/09                                500           460
                                                                        --------
AIRPORT - 5.3%
CO Denver City and County Airport,
         Series A,
                  8.500% 11/15/23                              225           232
MN Minneapolis & St.Paul Metropolitan
         Airports Commission, IFRN (variable
         rate), Series 1999,
                  5.695% 1/1/22 (b)                          4,900         3,757
NC Charlotte Apartments,
         Series 1999, IFRN (variable rate),
                  7.400% 4/20/19 (b)                         4,000         3,869
                                                                        --------
                                                                           7,858
                                                                        --------
TOLL FACILITIES - 0.4%
CO Public Highway Authority,
         Series 2000 B,
         (d) 9/1/35                                          8,750           605
                                                                        --------
UTILITY - 10.1%
INDEPENDENT POWER PRODUCER - 3.8%
NY Port Authority of New York &
         New Jersey, KIAC Partners,
         Series 1996 IV,
                  6.750% 10/1/11                             2,000         2,035
PA State Economic Development
         Finance Authority: Clover Project,
         Series D,
                  7.150% 12/1/18                             1,650         1,663
         Northampton Generating,
         Series A,
                  6.500% 1/1/13                              1,000           959
PR Commonwealth of Puerto Rico
         Industrial, Educational, Medical &
         Environmental Cogeneration Facilities,
         AES Project,
         Series 2000,
                  6.625% 6/1/26                              1,000         1,006
                                                                        --------
                                                                           5,663
                                                                        --------

INVESTOR OWNED - 1.3%
CT State Development Authority,
         Connecticut Light & Power Co.,
         Series 1993 B,
                  5.950% 9/1/28                           $    300      $    260
LA Calcasieu Parish Industrial Development
         Board, Entergy Gulf States, Inc.,
         Series 1999,
                  5.450% 7/1/10 (c)                            500           459
MS State Business Finance Corp.,
         Systems Energy Resources Project,
         Series 1998,
                  5.875% 4/1/22                              1,500         1,262
                                                                        --------
                                                                           1,981
                                                                        --------
MUNICIPAL ELECTRIC - 4.4%
TX Lower Colorado River Authority,
         Series 1999,
                  6.928% 5/15/21(b)                          7,500         6,578
                                                                        --------
WATER & SEWER - 0.5%
LA Public Facility Belmont Water Authority,
                  9.000% 3/15/24 (b)(c)(h)                     585           497
MS Five Lakes Utility District,
                  8.250% 7/15/24 (b)(c)                        400           320
                                                                        --------
                                                                             817
                                                                        --------
TOTAL MUNICIPAL BONDS
(cost of $153,564) (j)                                                   141,308
                                                                        --------
SHORT-TERM OBLIGATIONS - 4.3%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k)
IA Woodbury County,
         Siouxland Medical Educational Foundation,
         Series 1996,
                  4.300% 11/1/16                               450           450
ID State Health Facilities Authority,
         St. Lukes Regional Medical Facility,
         Series 1995,
                  4.400% 5/1/22                              2,800         2,800
IL State Development Finance Authority,
         Council for Jewish Elderly,
         Series 1995,
                  4.300% 3/1/15                                400           400
MN Minneapolis,
         Series 1996,
                  4.100% 12/1/06                             1,100         1,100
NY New York City,
                  4.450% 10/1/20                               600           600




See notes to investment portfolio.

May 31, 2000 (Unaudited, in thousands)


SHORT-TERM OBLIGATIONS (CONTINUED)                            PAR        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k) (CONTINUED)
WI State Health & Educational
         Facilities Authority,
         Monroe Joint Venture, Inc.,
         Series 2000,
                  4.300% 1/1/30                           $1,000        $  1,000
                                                                        --------

TOTAL SHORT-TERM OBLIGATIONS                                               6,350
                                                                        --------

OTHER ASSETS & LIABILITIES, NET - 0.7%                                     1,014
                                                                        --------
Net Assets - 100.0%                                                     $148,672
                                                                        --------


NOTES TO INVESTMENT PORTFOLIO:

(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,180. This security represents 0.7% of the Fund's net assets as of May 31, 2000.

(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, the value of these securities amounted to $23,377 or 15.7% of net assets.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) These securities, or a portion thereof, with a total market value of $9,472, are being used to collateralize open futures contracts.

(e)      Zero coupon bond.

(f) This is a restricted security which was acquired on July 30, 1998 at a cost of $746. This security represents 0.4% of the Fund's net assets as of May 31, 2000.

(g) This is a restricted security which was acquired on July 30, 1998 at a cost of $541. This security represents 0.3% of the Fund's net assets as of May 31, 2000.

(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(i) This is a restricted security which was acquired on March 22, 1994 at a cost of $585. This security represents 0.3% of the Fund's net assets as of May 31, 2000.

(j)      Cost for federal income tax purposes is the same.

(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2000.

Short futures contracts open at May 31, 2000:

                                 Par value                           Unrealized
                                 covered by        Expiration       depreciation
Type                             contracts           month           at 5/31/00
--------------------------------------------------------------------------------
Treasury Bond                      7,600           September           $  83




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $153,564)                                  $ 141,308
Short-term obligations                                                    6,350
                                                                      ---------
                                                                        147,658
Receivable for:
         Interest                                      $   3,417
         Fund shares sold                                    277
         Investments sold                                    185
Other                                                         88          3,967
                                                       ---------      ---------
                  Total Assets                                          151,625
LIABILITIES
Payable for:
         Investments purchased                             1,978
         Fund shares repurchased                             421
         Distributions                                       254
         Variation margin on futures                          40
Accrued:
         Management fee                                       71
         Transfer Agent fee                                   19
         Bookkeeping fee                                       5
         Deferred Trustees fee                                 5
Other                                                        160
                                                       ---------
                  Total Liabilities                                       2,953
                                                                      ---------
NET ASSETS                                                              148,672
                                                                      =========
Net asset value & redemption price per share --
         Class A ($55,508/6,058)                                      $    9.16(a)
                                                                      ---------
Maximum offering price per share --
         Class A ($9.16/0.9525)                                       $    9.62(b)
                                                                      ---------
Net asset value & offering price per share --
         Class B ($90,569/9,885)                                      $    9.16(a)
                                                                      ---------
Net asset value & offering price per share --
         Class C ($2,595/283)                                         $    9.16(a)
                                                                      ---------
COMPOSITION OF NET ASSETS
Capital paid in                                                       $ 166,816
Overdistributed net investment income                                      (196)
Accumulated net realized loss                                            (5,609)
Net unrealized depreciation on:
         Investments                                                    (12,256)
         Open futures contracts                                             (83)
                                                                      ---------
                                                                      $ 148,672
                                                                      =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)      On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2000 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                                $ 5,856
EXPENSES
Management fee                                            $   454
Service fee                                                   198
Distribution fee -- Class B                                   374
Distribution fee -- Class C                                    10
Transfer agent fee                                            133
Bookkeeping fee                                                33
Trustees fee                                                    8
Custodian fee                                                   2
Audit fee                                                      14
Legal fee                                                       4
Registration fee                                               22
Reports to shareholders                                        10
Other                                                          24
                                                          -------
                                                            1,286
Fees waived by the Distributor -- Class C                      (2)        1,284
                                                          -------       -------
                  Net Investment Income                                   4,572
                                                                        -------
NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
         Investments                                       (1,617)
         Closed futures contracts                             213
                                                          -------
                  Net Realized Loss                                      (1,404)
Net change in unrealized appreciation/
         depreciation during the period on:
         Investments                                       (6,169)
         Open futures contracts                              (148)
                                                          -------
                  Net Change in Unrealized
                           Appreciation/Depreciation                     (6,317)
                                                                        -------
                           Net Loss                                      (7,721)
                                                                        -------
Decrease in Net Assets from Operations                                  $(3,149)
                                                                        =======




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                          (Unaudited)
                                                          Six months      Year ended
                                                         ended May 31,   November 30,
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            2000            1999
Operations:
Net investment income                                     $   4,572       $   9,489
Net realized loss                                            (1,404)         (1,770)
Net change in unrealized appreciation/depreciation           (6,317)        (17,386)
                                                          ---------       ---------
         Net Decrease from Operations                        (3,149)         (9,667)
Distributions:
From net investment income -- Class A                        (1,702)         (3,564)
From net investment income -- Class B                        (2,554)         (5,760)
From net investment income -- Class C                           (67)           (160)
                                                          ---------       ---------
                                                             (7,472)        (19,151)
                                                          ---------       ---------
Fund Share Transactions:
Receipts for shares sold -- Class A                           6,153          21,332
Value of distributions reinvested -- Class A                    732           1,688
Cost of shares repurchased -- Class A                       (13,148)        (16,678)
                                                          ---------       ---------
                                                             (6,263)          6,342
                                                          ---------       ---------
Receipts for shares sold -- Class B                           4,223          20,850
Value of distributions reinvested -- Class B                  1,114           2,640
Cost of shares repurchased -- Class B                       (21,048)        (31,059)
                                                          ---------       ---------
                                                            (15,711)         (7,569)
                                                          ---------       ---------
Receipts for shares sold -- Class C                             544           2,470
Value of distributions reinvested -- Class C                     32             107
Cost of shares repurchased -- Class C                          (822)         (1,904)
                                                          ---------       ---------
                                                               (246)            673
                                                          ---------       ---------

         Net Decrease from Fund Share Transactions          (22,220)           (554)
                                                          ---------       ---------
                  Total Decrease                            (29,692)        (19,705)

NET ASSETS
Beginning of period                                         178,364         198,069
                                                          ---------       ---------
End of period (net of overdistributed net investment
  income of $196 and $445, respectively)                  $ 148,672       $ 178,364
                                                          ---------       ---------

NUMBER OF FUND SHARES
Sold -- Class A                                                 660           2,086
Issued for distributions reinvested -- Class A                   79             166
Repurchased -- Class A                                       (1,405)         (1,647)
                                                          ---------       ---------
                                                               (666)            605
                                                          ---------       ---------
Sold -- Class B                                                 452           2,019
Issued for distributions reinvested -- Class B                  120             259
Repurchased -- Class B                                       (2,259)         (3,056)
                                                          ---------       ---------
                                                             (1,687)           (778)
                                                          ---------       ---------
Sold -- Class C                                                  59             239
Issued for distributions reinvested -- Class C                    3              10
Repurchased -- Class C                                          (88)           (188)
                                                          ---------       ---------
                                                                (26)             61
                                                          ---------       ---------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Liberty High Yield Municipal Fund (formerly Colonial High Yield Municipal Fund) (the Fund) a series of Liberty Funds Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in municipal bonds. The Fund may issue an unlimited number shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

ORIGINAL PURCHASE                                     CONVERTS TO CLASS A SHARES
--------------------------------------------------------------------------------
Less than $250,000                                             8 years
$250,000 to less than $500,000                                 4 years
$500,000 to less than $1,000,000                               3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund,

May 31, 2000 (Unaudited)

Liberty Tax-Exempt Fund and Liberty Tax-Exempt Insured Fund as follows:

         AVERAGE NET ASSETS                                     ANNUAL FEE RATE
--------------------------------------------------------------------------------
          First $1 billion                                           0.06%
          Next  $2 billion                                           0.55%
          Next  $1 billion                                           0.50%
          Over  $4 billion                                           0.45%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended May 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $6,114 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $9,323, $209,466 and $1,667 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations were $4,683,284 and $32,106,333, respectively.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                                      $  2,151,224
Gross unrealized depreciation                                       (14,407,152)
                                                                   ------------
Net unrealized depreciation                                        $(12,255,928)
                                                                   ============

CAPITAL LOSS CARRYFORWARDS:

At November 30, 1999, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

YEAR OF EXPIRATION                                     CAPITAL LOSS CARRYFORWARD
2003                                                           $  684,000
2005                                                            1,526,000
2007                                                            1,932,000
                                                               ----------
                                                               $4,142,000
                                                               ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 2000.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                         (UNAUDITED)
                                                SIX MONTHS ENDED MAY 31, 2000
                                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 9.590     $ 9.590     $ 9.590
                                               -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.251       0.242       0.244(a)
Net realized and unrealized loss                (0.406)     (0.432)     (0.427)
                                               -------     -------     -------
Total from Investment Operations                (0.155)     (0.190)     (0.183)
                                               -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.275)     (0.240)     (0.247)
                                               -------     -------     -------
NET ASSET VALUE, END OF PERIOD                 $ 9.160     $ 9.160     $ 9.160
                                               =======     =======     =======
Total return (b)(c)                              (1.61)%     (1.98)%     (1.91)%(d)
                                               =======     =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                   1.13%       1.88%       1.73%(a)
Net investment income (e)(f)                      6.23%       5.48%       5.63%(a)
Portfolio turnover (c)                               3%          3%          3%
Net assets at end of period (000)              $55,508     $90,569     $ 2,595

(a) Net of fees waived by the Distributor which amounted to $0.007 per share and 0.15% (annualized).

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.


                                                YEAR ENDED NOVEMBER 30, 1999
                                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.580    $ 10.580     $10.580
                                               -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.546       0.470       0.485(a)
Net realized and unrealized loss                (0.991)     (0.991)     (0.991)
                                               -------    --------     -------
Total from Investment Operations                (0.445)     (0.521)     (0.506)
                                               -------    --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.545)     (0.469)     (0.484)
                                               -------    --------     -------
NET ASSET VALUE, END OF PERIOD                 $ 9.590    $  9.590     $ 9.590
                                               =======    ========     =======
Total return (b)                                 (4.36)%     (5.08)%    (4.94)%(c)
                                               =======    ========     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                      1.13%       1.88%       1.73%(a)
Net investment income (d)                         5.35%       4.60%       4.75%(a)
Portfolio turnover                                  50%         50%         50%
Net assets at end of period (000)              $64,458    $110,939     $ 2,967

(a) Net of fees waived by the Distributor which amounted to $0.015 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                 YEAR ENDED NOVEMBER 30, 1998
                                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.340    $ 10.340     $10.340
                                               -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.561       0.480       0.496(a)
Net realized and unrealized gain                 0.260       0.260       0.260
                                               -------    --------     -------
Total from Investment Operations                 0.821       0.740       0.756
                                               -------    --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.565)     (0.487)     (0.502)
In excess of net investment income              (0.016)     (0.013)     (0.014)
                                               -------    --------     -------
Total Distributions Declared to Shareholders    (0.581)     (0.500)     (0.516)
                                               -------    --------     -------
NET ASSET VALUE, END OF PERIOD                 $10.580    $ 10.580     $10.580
                                               =======    ========     =======
Total return (b)                                  8.11%       7.29%       7.45%(c)
                                               =======    ========     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                      1.07%       1.82%       1.67%(a)
Net investment income (d)                         5.37%       4.62%       4.77%(a)
Portfolio turnover                                  36%         36%         36%
Net assets at end of period (000)              $64,749    $130,691     $ 2,629

(a) Net of fees waived by the Distributor which amounted to $0.016 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                 YEAR ENDED NOVEMBER 30, 1997
                                               CLASS A     CLASS B    CLASS C (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.160    $ 10.160     $10.320
                                               -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.592       0.516       0.176
Net realized and unrealized gain                 0.188       0.188       0.018(b)
                                               -------    --------     -------
Total from Investment Operations                 0.780       0.704       0.194
                                               -------    --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.594)     (0.518)     (0.174)
In excess of net investment income              (0.006)     (0.006)         --
                                               -------    --------     -------
Total Distributions Declared to Shareholders    (0.600)     (0.524)     (0.174)
                                               -------    --------     -------
NET ASSET VALUE, END OF PERIOD                 $10.340    $ 10.340     $10.340
                                               =======    ========     =======
Total return (c)                                  7.95%       7.15%       1.90%(d)
                                               =======    ========     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                      1.11%       1.86%       1.72%(f)
Net investment income (e)                         5.83%       5.08%       5.14%(f)
Portfolio turnover                                  23%         23%         23%
Net assets at end of period (000)              $52,847    $142,287     $   341

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                             YEAR ENDED NOVEMBER 30,
                                                                                       1996                           1995
                                                                               CLASS A       CLASS B         CLASS A       CLASS B
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $10.230       $ 10.230        $ 9.330       $  9.330
                                                                               -------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.624          0.548          0.656          0.583
Net realized and unrealized gain (loss)                                         (0.051)        (0.051)         0.912          0.912
                                                                               -------       --------        -------       --------
Total from Investment Operations                                                 0.573          0.497          1.568          1.495
                                                                               -------       --------        -------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.643)        (0.567)        (0.668)        (0.595)
                                                                               -------       --------        -------       --------
NET ASSET VALUE, END OF PERIOD                                                 $10.160       $ 10.160        $10.230       $ 10.230
                                                                               =======       ========        =======       ========
Total return (a)                                                                  5.86%          5.07%         17.28%         16.42%
                                                                               =======       ========        =======       ========

RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                                                      1.10%          1.85%          1.17%          1.92%
Net investment income (b)                                                         6.19%          5.44%          6.67%          5.92%
Portfolio turnover                                                                   8%             8%            26%            26%
Net assets at end of period (000)                                              $37,420       $145,200        $17,997       $137,893

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                      This page left intentionally blank.

TRUSTEES & TRANSFER AGENT


--------------------------------------------------------------------------------
TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty High Yield Municipal Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

SEMIANNUAL REPORT:
LIBERTY HIGH YIELD MUNICIPAL FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

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ALL-STAR       Institutional money management approach for individual investors.

COLONIAL       Fixed income and value style equity investing.

CRABBE HUSON   A contrarian approach to fixed income and equity investing.

NEWPORT        A leader in international investing.(SM)

STEIN ROE
ADVISOR        Growth style equity investing.

[KEYPORT LOGO] A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

LIBERTY HIGH YIELD MUNICIPAL FUND                              SEMIANNUAL REPORT


[LIBERTY LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR


                                                 783-03/769B-0600 (7/00) 00/1166